Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for income taxes
The provision for income taxes from continuing operations consisted of the following:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Current:
Federal	$6,653	$3,865	$1,431
State and local	2,235	2,331	(790)
Foreign	(6)	1	—
Total current income tax provision (benefit)	8,882	6,197	641
Deferred:
Federal	(6,346)	15,588	(16,828)
State and local	206	1,000	(2,725)
Foreign	175	(4)	—
Total deferred income tax provision (benefit)	(5,965)	16,584	(19,553)
Provision (benefit) for income taxes	$2,917	$22,781	$(18,912)

Effective income tax rate reconciliation
The difference between the statutory rate for federal income tax and the effective income tax rate was as follows:

	For the years ended December 31,
	2019	2018	2017

Statutory rate	21.0%	21.0%	35.0%
Effect of:
State and local income taxes, net of federal tax benefit	212.7	3.7	1.8
Excess tax benefits from stock-based compensation	(60.4)	0.7	7.8
Nondeductible expenses	118.7	1.2	(5.0)
Reserve for uncertain tax positions	(13.7)	(0.1)	4.0
U.S. federal statutory rate change	—	—	14.5
Other	12.2	(1.9)	6.9
Effective income tax rate	290.5%	24.6%	65.0%

Schedule of deferred income tax (liabilities) assets
The approximate effect of the temporary differences giving rise to deferred income tax assets (liabilities) were as follows:

	As of December 31,
(in thousands)	2019	2018

Temporary differences:
Property and equipment	$(33,802)	$(14,503)
Goodwill and other intangible assets	(100,841)	(80,590)
Investments, primarily gains and losses not yet recognized for tax purposes	3,176	3,067
Accrued expenses not deductible until paid	7,694	8,763
Deferred compensation and retiree benefits not deductible until paid	54,258	56,902
Operating lease right-of-use assets	(31,039)	—
Operating lease liabilities	32,632	—
Interest limitation carryforward	12,527	—
Other temporary differences, net	3,422	3,616
Total temporary differences	(51,973)	(22,745)
Federal and state net operating loss carryforwards	51,308	12,800
Valuation allowance for state deferred tax assets	(4,905)	(5,101)
Net deferred tax liability	$(5,570)	$(15,046)

Gross unrecognized tax benefit reconciliation
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Gross unrecognized tax benefits at beginning of year	$1,112	$1,088	$2,665
Increases in tax positions for prior years	87	130	16
Decreases in tax positions for prior years	(387)	(33)	(390)
Increases in tax positions for current years	—	182	—
Decreases in tax positions for current years	(167)	—	(54)
Decreases from lapse in statute of limitations	(69)	(255)	(1,149)
Gross unrecognized tax benefits at end of year	$576	$1,112	$1,088